Shareholder Report, Holdings (Details) - C000032294	Dec. 31, 2025
ASML Holding NVFR_ACI02GTQ9
Holdings [Line Items]
Percent of Net Asset Value	3.40%
Roche Holding AGFR_711038901
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Standard Chartered PLCFR_040828907
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Mitsubishi UFJ Financial Group, Inc.FR_633517909
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Sony Group Corp.FR_682150008
Holdings [Line Items]
Percent of Net Asset Value	3.00%
AstraZeneca PLCFR_098952906
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Safran SAFR_B058TZ909
Holdings [Line Items]
Percent of Net Asset Value	2.80%
LVMH Moet Hennessy Louis Vuitton SEFR_406141903
Holdings [Line Items]
Percent of Net Asset Value	2.70%
ING Groep NVFR_BZ5739900
Holdings [Line Items]
Percent of Net Asset Value	2.70%
Schneider Electric SEFR_483410007
Holdings [Line Items]
Percent of Net Asset Value	2.40%
Japan
Holdings [Line Items]
Percent of Net Asset Value	18.80%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	18.10%
France
Holdings [Line Items]
Percent of Net Asset Value	17.00%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	9.80%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Germany
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Denmark
Holdings [Line Items]
Percent of Net Asset Value	3.30%
Spain
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Canada
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	1.90%